CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Accounts receivable, allowance for credit losses	¥ 99,422	$ 14,217	¥ 57,612
Accounts payable	2,014,453	288,063	1,877,004
Accrued expenses and other current liabilities	3,222,429	460,801	3,341,990
Short-term borrowings	3,348,279	478,798	2,225,765
Income tax payable	73,310	10,483	69,219
Amounts due to	¥ 721,932	$ 103,235	¥ 1,584,199
Other Liability, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties
Current operating lease liabilities	¥ 40,941	$ 5,854	¥ 61,258
Long-term borrowings	3,023,538	432,360	1,660,584
Deferred tax liabilities	61,914	8,854	101,677
Non-current operating lease liabilities	¥ 51,139	$ 7,313	¥ 65,755
Ordinary shares par value (per share) | $ / shares		$ 0.001
Ordinary shares, shares authorized (in shares)	40,000,000,000	40,000,000,000	40,000,000,000
Ordinary shares issued	3,805,284,801	3,805,284,801	4,531,784,801
Ordinary shares outstanding	3,687,690,772	3,687,690,772	4,479,857,667
Related parties
Short-term borrowings	¥ 265,666	$ 37,990	¥ 1,509,522
Long-term borrowings	294,127	42,060	309,612
Other liabilities	2,212,325	316,358	309,612
Non-related parties
Other liabilities	2,645,895	378,359	790,271
VIEs and VIEs' subsidiaries
Accounts payable	1,817,085	259,840	1,710,737
Accrued expenses and other current liabilities	1,986,957	284,131	1,490,594
Short-term borrowings	3,307,636	472,986	2,166,265
Income tax payable	0	0	0
Amounts due to	¥ 691,860	$ 98,935	¥ 1,504,654
Other Liability, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties
Current operating lease liabilities	¥ 19,945	$ 2,852	¥ 40,329
Long-term borrowings	3,023,538	432,360	1,660,584
Deferred tax liabilities	0	0	0
Non-current operating lease liabilities	44,602	6,378	49,352
VIEs and VIEs' subsidiaries | Related parties
Other liabilities	2,212,325	316,358	309,612
VIEs and VIEs' subsidiaries | Non-related parties
Other liabilities	¥ 2,570,487	$ 367,575	¥ 721,082